Income Taxes (Details) - Schedule of the Movement of Valuation Allowance - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	¥ 1,436,620	¥ 3,688,042
Balance at end of the year	24,156,986	1,436,620
Acquisition of subsidiaries		2,689
Disposal of a subsidiary	(389,311)
Additions	23,533,326	433,412
Decrease	¥ (423,649)	¥ (2,687,523)